Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 8	$ 4,185
Prepaid expenses	1,533
Total current assets	1,541	4,185
Long-term assets:
Computer equipment, net		357
Patent rights	83,900	83,900
Total long-term assets	83,900	84,257
Total assets	85,441	88,442
Current liabilities:
Accounts payable	81,154	42,767
Related party payables	105,006	369,283
Notes payable to stockholders	2,000	75,000
Accrued payroll and taxes	12,880
Related party notes payable	424,115
Total current liabilities	625,155	487,050
Long term liabilities:
Convertible note to stockholders, net of debt discount of $305,882 and $132,187, respectively	319,118	107,813
Total Long term liabilities	319,118	107,813
Total liabilities	944,273	594,863
Stockholders’ deficit
Preferred stock ($0.001 par value: 1,000,000 shares authorized; none issued and outstanding)
Common stock ($0.001 par value: 249,000,000 shares authorized; 31,580,001 and 31,180,001 shares issued and outstanding at June 30, 2013 and 2012, respectively	31,580	31,180
Additional paid in capital	1,895,617	916,204
Deficit accumulated during the development stage	(2,786,029)	(1,453,805)
Total stockholders’ deficit	(858,832)	(506,421)
Total liabilities and stockholders’ deficit	$ 85,441	$ 88,442